Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,256,000
Total Fee Amount	10,254.75
Total Offset Amount	0
Net Fee	$ 10,254.75
Offset Table N/A	N/A